Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Segment information
Net revenues	¥ 117,059,678	$ 18,369,218	¥ 101,858,489	¥ 92,994,418
Total income from operations	5,582,422	876,003	5,860,086	4,773,374
Total other (expenses) income	290,853		1,159,271	169,431
Income before income taxes and share of income of equity method investees	5,873,275		7,019,357	4,942,805
Depreciation
Depreciation	1,096,971	172,139	970,083	830,368
Interest income	671,461	105,367	449,017	217,027
Interest expenses	(14,461)	(2,269)	(67,357)	(86,004)
Share of loss of equity method investees, net of tax of nil	42,303	$ 6,638	30,015	27,182
Assets	62,287,541		58,940,814		$ 9,774,275
Investments in equity method investees	2,476,868		1,949,787		$ 388,675
Total expenditure for additions of long-lived assets	3,578,645		2,271,895
Inter-segment
Segment information
Net revenues	(1,911,978)		(1,521,614)	(1,325,383)
Depreciation
Interest income	(301)		0	(17,034)
Interest expenses	301		0	17,034
Unallocated expenses
Segment information
Total income from operations	(1,021,805)		(986,425)	(728,414)
Vip.com
Depreciation
Depreciation	741,202		672,957	771,049
Assets	46,042,338		44,087,467
Investments in equity method investees	1,258,863		783,919
Total expenditure for additions of long-lived assets	1,808,285		1,449,632
Vip.com | Operating Segment
Segment information
Net revenues	114,189,757		99,324,590	91,435,282
Total income from operations	6,158,560		6,656,721	5,267,814
Depreciation
Interest income	528,294		313,183	167,550
Interest expenses	(13,864)		(61,850)	(42,424)
Share of loss of equity method investees, net of tax of nil	(54,715)		(74,794)	(25,590)
Shan Shan Outlets
Depreciation
Depreciation	208,091		125,254	22,551
Assets	10,692,051		8,766,027
Investments in equity method investees	1,218,005		1,165,868
Total expenditure for additions of long-lived assets	1,754,503		597,611
Shan Shan Outlets | Operating Segment
Segment information
Net revenues	1,579,032		1,151,331	245,817
Total income from operations	357,602		187,499	6,255
Depreciation
Interest income	57,732		63,282	11,746
Interest expenses	(597)		(5,507)	(8,989)
Share of loss of equity method investees, net of tax of nil	97,018		104,809	52,772
Others
Depreciation
Depreciation	147,678		171,872	36,768
Assets	5,553,152		6,087,320
Total expenditure for additions of long-lived assets	15,857		224,652
Others | Operating Segment
Segment information
Net revenues	3,202,867		2,904,182	2,638,702
Total income from operations	88,065		2,291	227,719
Depreciation
Interest income	85,736		72,552	54,765
Interest expenses	¥ (301)		¥ 0	¥ (51,625)